Financial Instruments By Category - Summary of Financial Assets (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Accounts receivable	$ 346,379,574	$ 161,093,054
Financial assets included in prepayments, deposits and other receivables	1,355,013	6,042,605
Due from a related company	0	4,085,019
Due from immediate holding company	2,921,838,772	66,141,756
Due from fellow subsidiaries	0	2,596,118,859
Financial assets at fair value through profit or loss	1,572,697,716	1,953,078,309
Stock Loan	1,200,980,200	1,535,679,600
Derivative financial Asset	1,165,220,000	0
Other assets	245,502,780	615,491,200
Cash and bank balances	766,430,471	126,855,518	$ 86,415,282	$ 69,509,827
Financial assets	8,220,404,526	7,064,585,920
Financial assets at fair value through profit or loss mandatorily measured at fair value category [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,572,697,716	1,953,078,309
Stock Loan	1,200,980,200	1,535,679,600
Derivative financial Asset	1,165,220,000
Financial assets	3,938,897,916	3,488,757,909
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Accounts receivable	346,379,574	161,093,054
Financial assets included in prepayments, deposits and other receivables	1,355,013	6,042,605
Due from a related company		4,085,019
Due from immediate holding company	2,921,838,772	66,141,756
Due from fellow subsidiaries		2,596,118,859
Other assets	245,502,780	615,491,200
Cash and bank balances	766,430,471	126,855,518
Financial assets	$ 4,281,506,610	$ 3,575,828,011